Finance Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2018
Finance Expenses Net
Schedule of finance expenses, net
	Year ended December 31
	2018	2017	2016
	U.S. dollars in thousands
Finance expenses:
Bank fees	(20)	(15)	(12)
Issuance expenses	(517)	(242)	-
Changes financial liabilities at fair value through profit or loss	(2,839)	(718)	(1,842)
Exchange differences	(120)	-	-
Total finance expenses	(3,496)	(975)	(1,854)

Financing income:
Changes in financial liabilities at fair value through profit or loss	945	2,697	205
Interest received from institutions	10	9	2
Exchange differences	-	253	75
Total financing income	955	2,959	282
Financing income (expenses), net	(2,541)	1,984	(1,572)